PROPERTY AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

In the six months ended March 31, 2026, 2025, and 2024, the Company disposed of its property and equipment and incurred disposal loss of nil, nil, and ¥28 thousand, respectively.

As of March 31, 2026 and September 30, 2025, property and equipment consisted of the following (in thousands):

	Useful Life (years)	March 31, 2026	September 30, 2025
Machinery and equipment	5 – 10	¥2,565	¥2,565
Tools, furniture, and fixtures	2 – 5	96,068	95,738
Vehicles	7	700	700
Less: Accumulated depreciation		(82,745)	(71,911)
Property and equipment, net		¥16,588	¥27,092

The Company recorded depreciation expense on property and equipment of ¥10.8 million, ¥10.1 million, and ¥7.4 million for the six months ended March 31, 2026, 2025, and 2024, respectively. The Company records depreciation expense in selling, general, and administrative expenses and cost of revenue on the statements of operations.